Net Income/(loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net Income/(loss) Per Share
Schedule of the computation of basic and diluted income per share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	HK$	HK$	HK$

Basic and diluted income per share
Numerator:
Net income/(loss) for the year attributable to the Company’s ordinary shareholders	40,849	(3,507)	(3,001)
- Continuing operations	(12,515)	(3,507)	(3,001)
- Discontinued operations	53,364	—	—

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding
- Continuing operations	12,938,128	12,938,128	12,938,128
- Discontinued operations	12,938,128	12,938,128	12,938,128

Weighted average number of basic and diluted ordinary shares used in calculating income per share
- Continuing operations	12,938,128	12,938,128	12,938,128
- Discontinued operations	12,938,128	12,938,128	12,938,128

Basic and diluted net income/(loss) per share	HK$3.16	HK$(0.27)	HK$(0.23)
- Continuing operations	HK$(0.97)	HK$(0.27)	HK$(0.23)
- Discontinued operations	HK$4.13	—	—